Tax	6 Months Ended
Jun. 30, 2024
Income taxes paid (refund) [abstract]
Tax	Note 8: Tax
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2024 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m

Profit before tax	2,818	3,530
UK corporation tax thereon at 25.0 per cent (2023: 23.5 per cent)	(704)	(830)
Impact of surcharge on banking profits	(78)	(130)
Non-deductible costs: conduct charges	4	(2)
Other non-deductible costs	(98)	(40)
Non-taxable income	33	1
Tax relief on coupons on other equity instruments	42	38
Tax-exempt gains/(losses) on disposals	–	22
Remeasurement of deferred tax due to rate changes	3	(1)
Differences in overseas tax rates	(3)	(1)
Adjustments in respect of prior years	(10)	3
Tax expense	(811)	(940)